Loan Portfolio (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 1,173,500	$ 1,051,090
Allowance for loan losses	(9,863)	(7,797)
Loans receivable, net	1,165,372	1,044,864
Payments to Acquire Loans Held-for-investment	113,192	59,900	$ 22,950
Total real estate loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	824,585	742,474
Real estate: Residential - 1 to 4 family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	417,458	430,575
Allowance for loan losses	(1,036)	(955)	(975)	$ (1,125)
Aggregate of loans serviced for others	209,756	211,500	217,967
Real estate: Multi-family and commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	385,341	298,320
Allowance for loan losses	(5,033)	(3,607)	(3,395)	(3,028)
Aggregate of loans serviced for others	7,275	7,488
Real estate: Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	21,786	13,579
Allowance for loan losses	(516)	(254)	(169)	(22)
Total commercial business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	291,449	251,967
Allowance for loan losses	(2,625)	(2,382)	(1,875)	(1,735)
Commercial business: SBA and USDA guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	145,238	118,466
Commercial Business: Time Share Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	55,192	45,669
Commercial Business: Condominium Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	21,986	21,386
Commercial business: Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	69,033	66,446
Total consumer loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	57,466	56,649
Allowance for loan losses	(653)	(599)	(502)	(477)
Consumer: Home equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	53,779	51,093
Consumer: Indirect automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,741	3,692
Consumer: Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,946	1,864
Deferred loan origination costs, net of fees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred loan origination costs, net of fees	1,735	1,571
Allowance for loan losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ (9,863)	$ (7,797)	$ (6,916)	$ (6,387)